Short-term Borrowings and Long-term Debt (Aggregate Amounts of Annual Maturities) (Details) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Short-term Borrowings and Long-term Debt
2012	¥ 698,476,000,000
2013	647,886,000,000
2014	691,498,000,000
2015	405,849,000,000
2016	353,263,000,000
Thereafter	1,395,702,000,000
Long-term debt, total	4,192,674,000,000	4,157,992,000,000
Unused committed lines of credit	¥ 148,000,000,000